OTHER ASSETS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]	NOTE 5 – OTHER ASSETS Other assets of $691,952 and $450,843 are primarily comprised short term deposits of $561,280 and $376,666 as of August 31 and February 28, 2011.	NOTE 4 – OTHER ASSETS Other assets of $450,843 and $241,749 are primarily comprised of deposits of $376,666 and $66,494 as of February 28, 2011 and February 28, 2010.